Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prior Period Adjustment [Abstract]
Summary of Restatement of Financial Statements
The impact of the restatement on the Company’s previously presented financial information contained in this report is presented below:

	As Reported	Adjustment	As Restated
Unaudited Balance Sheet as of March 31, 2021

Class A ordinary shares subject to possible redemption	$239,250,830	$36,749,170	$276,000,000
Ordinary shares Class A, $0.0001 par value	$367	$(367)	$—
Additional Paid in Capital	$3,757,506	$(3,757,506)	$—
Retained Earnings (Accumulated Deficit)	$1,241,442	$(32,991,297)	$(31,749,855)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(36,749,170)	$(31,749,165)
Number of shares subject to redemption	23,925,083	3,674,917	27,600,000

	As Reported	Adjustment	As Restated
Unaudited Statement of Operations For the three months ended March 31, 2021
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	—	27,600,000
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	—	6,900,000
Basic and diluted net income per ordinary share, Class A	$—	$0.27	$0.34
Basic and diluted net income (loss) per ordinary share, Class B	$1.70	$(1.36)	$0.34

	As Reported	Adjustment	As Restated
Unaudited Balance Sheet as of June 30, 2021
Class A ordinary share s subject to possible redemption	$237,374,770	$38,625,230	$276,000,000
Ordinary shares Class A, $0.0001 par value	$386	$(386)	$—
Additional Paid in Capital	$5,633,547	$(5,633,547)	$—
Accumulated Deficit	$(634,617)	$(32,991,297)	$(33,625,914)
Total Shareholders’ Equity (Deficit)	$5,000,006	$(38,625,230)	$(33,625,224)
Number of shares subject to redemption	23,737,477	3,862,523	27,600,000

	As Reported	Adjustment	As Restated
Unaudited Statement of Operations For the three months ended June 30, 2021
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	—	27,600,000
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	—	6,900,000
Basic and diluted net income (loss) per ordinary share, Class A	$—	$(0.05)	$(0.05)
Basic and diluted net loss per ordinary share, Class B	$(0.02)	$(0.03)	$(0.05)

The following tables summarize the effect of the restatement on each financial statement in Annual report on Form 10-K/A filed on May 25, 2021 as of February 13, 2020, March 31, 2020, June 30, 2020, September 30, 2020, and December 31, 2020 line item as of the dates, and for the period, indicated:

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of February 13, 2020
Class A Ordinary shares subject to possible redemption	$234,052,236	$41,947,764	$276,000,000

Class A Ordinary shares , $0.0001 par value	$419	$(419)	$—
Additional Paid in Capital	$8,998,141	$(8,998,141)	$—
Accumulated Deficit	$(3,999,245)	$(32,949,204)	$(36,948,449)

Total Shareholders’ Equity (Deficit)	$5,000,005	$(41,947,764)	$(36,947,759)

Number of shares subject to redemption	23,405,224	4,194,776	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of March 31, 2020 (unaudited)

Class A Ordinary shares subject to possible redemption	$246,977,618	$29,022,382	$276,000,000

Class A Ordinary shares , $0.0001 par value	$290	$(290)	$—
Additional Paid in Capital	$(3,964,388)	$3,964,388	$—
Retained Earnings (Accumulated Deficit)	$8,963,409	$(32,986,480)	$(24,023,071)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(29,022,382)	$(24,022,381)

Number of shares subject to redemption	24,697,762	2,902,238	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the three months ended March 31, 2020 (unaudited)
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(13,186,667)	14,413,333
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,474,725	425,275	6,900,000
Basic and diluted net income per ordinary share, Class A	$0.06	$0.36	$0.42
Basic and diluted net income per ordinary share, Class B	$1.12	$(0.70)	$0.42

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$264,535,214	$(264,535,214)	$—

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of June 30, 2020 (unaudited)
Class A Ordinary shares subject to possible redemption	$248,419,296	$27,580,704	$276,000,000
Class A Ordinary shares , $0.0001 par value	$276	$(276)	$—
Additional Paid in Capital	$(5,410,869)	$5,410,869	$—
Retained Earnings (Accumulated Deficit)	$10,409,904	$(32,991,297)	$(22,581,393)
Total Shareholders’ Equity (Deficit)	$5,000,001	$(27,580,704)	$(22,580,703)
Number of shares subject to redemption	24,841,930	2,758,070	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the three months ended June 30, 2020 (unaudited)
Basic and diluted net income per ordinary share, Class A	$—	$0.04	$0.04
Basic and diluted net loss per ordinary share, Class B	$(0.20)	$0.24	$0.04

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the six months ended June 30, 2020 (unaudited)
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(6,556,906)	21,043,094
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,687,363	212,637	6,900,000
Basic and diluted net income per ordinary share, Class A	$0.07	$0.30	$0.37
Basic and diluted net (loss) income per ordinary share, Class B	$1.29	$(0.92)	$0.37

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the six months ended June 30, 2020 (unaudited)
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$264,434,096	$(264,434,096)	$—

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of September 30, 2020 (unaudited)
Class A O rdinary shares subject to possible redemption	$237,171,607	$38,828,393	$276,000,000

Ordinary shares Class A, $0.0001 par value	$388	$(388)	$—
Additional Paid in Capital	$5,836,708	$(5,836,708)	$—
Accumulated Deficit	$(837,785)	$(32,991,297)	$(33,829,082)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(38,828,393)	$(33,828,392)

Number of shares subject to redemption	23,717,161	3,882,839	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations F or the three months ended September 30, 2020 (unaudited)
Basic and diluted net income (loss) per ordinary share, Class A	$—	$(0.33)	$(0.33)
Basic and diluted net income (loss) per ordinary share, Class B	$(1.63)	$1.30	$(0.33)

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the nine months ended September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(4,347,253)	23,252,747
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,758,759	141,241	6,900,000
Basic and diluted net income (loss) per ordinary share, Class A	$0.07	$(0.10)	$(0.03)
Basic and diluted net loss per ordinary share, Class B	$(0.39)	$0.36	$(0.03)

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$264,272,806	$(264,272,806)	$—

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of December 31, 2020
Class A Ordinary shares subject to possible redemption	$227,479,630	$48,520,370	$276,000,000

Ordinary shares Class A, $0.0001 par value	$485	$(485)	$—
Additional Paid in Capital	$15,528,588	$(15,528,588)	$—
Accumulated Deficit	$(10,529,762)	$(32,991,297)	$(43,521,059)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(48,520,370)	$(43,520,369)

Number of shares subject to redemption	22,747,963	4,852,037	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations for the year ended December 31, 2020
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(3,251,507)	24,348,493
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,794,262	105,738	6,900,000
Basic and diluted net income (loss) per ordinary share, Class A	$0.07	$(0.41)	$(0.34)
Basic and diluted net loss per ordinary share, Class B	$(1.82)	$1.48	$(0.34)

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the year ended December 31, 2020
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$234,052,236	$(234,052,236)	$—
Change in value of shares subject to possible redemption	$6,572,606	$(6,572,606)	—